Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Noncontrolling Interest
The following tables present information about noncontrolling interests in our consolidated subsidiaries, including those related to consolidated VIEs, as of June 30, 2019 and December 31, 2018 (in thousands):

	June 30, 2019
	Ashford Holdings	JSAV (3)	OpenKey(4)	Pure Wellness (5)	RED (6)
Ashford Inc. ownership interest	99.83%	88.20%	46.59%	70.00%	80.00%
Redeemable noncontrolling interests(1) (2)	0.17%	11.80%	28.15%	—%	—%
Noncontrolling interests in consolidated entities	—%	—%	25.26%	30.00%	20.00%
	100.00%	100.00%	100.00%	100.00%	100.00%

Carrying value of redeemable noncontrolling interests	$131	$1,980	$1,504	n/a	n/a
Redemption value adjustment, year-to-date	(73)	—	60	n/a	n/a
Redemption value adjustment, cumulative	105	—	2,093	n/a	n/a
Carrying value of noncontrolling interests	—	—	288	130	(8)
Assets, available only to settle subsidiary's obligations (7)	n/a	59,802	1,505	1,913	8,796
Liabilities (8)	n/a	43,078	471	1,846	4,225
Notes payable (8)	n/a	18,903	—	—	3,300
Revolving credit facility (8)	n/a	2,899	—	—	—

	December 31, 2018
	Ashford Holdings	JSAV (3)	OpenKey(4)	Pure Wellness (5)	RED (6)
Ashford Inc. ownership interest	99.83%	85.00%	45.61%	70.00%	80.00%
Redeemable noncontrolling interests(1) (2)	0.17%	15.00%	29.65%	—%	—%
Noncontrolling interests in consolidated entities	—%	—%	24.74%	30.00%	20.00%
	100.00%	100.00%	100.00%	100.00%	100.00%

Carrying value of redeemable noncontrolling interests	$215	$1,858	$1,458	n/a	n/a
Redemption value adjustment, year-to-date	(180)	—	12	n/a	n/a
Redemption value adjustment, cumulative	178	—	2,033	n/a	n/a
Carrying value of noncontrolling interests	—	—	308	218	(68)
Assets, available only to settle subsidiary's obligations (7)	n/a	37,141	1,410	2,267	6,807
Liabilities (8)	n/a	24,836	421	1,977	2,839
Notes payable (8)	n/a	13,614	—	—	2,480
Revolving credit facility (8)	n/a	1,733	—	60	118
________

(1)
Redeemable noncontrolling interests are included in the “mezzanine” section of our condensed consolidated balance sheets as they may be redeemed by the holder for cash or registered shares in certain circumstances outside of the Company’s control. The carrying value of the noncontrolling interests is based on the greater of the accumulated historical cost or the redemption value, which is generally fair value.

(2)
Redeemable noncontrolling interests in Ashford Hospitality Holdings LLC (“Ashford Holdings”) represent the members’ proportionate share of equity in earnings/losses of Ashford Holdings. Net income/loss attributable to the common unit holders is allocated based on the weighted average ownership percentage of the members’ interest.

(3)	Represents ownership interests in JSAV, which we consolidate under the voting interest model. JSAV provides audio visual products and services in the hospitality industry. See also notes 1, 11 and 12.

(4)
Represents ownership interests in OpenKey, a VIE for which we are considered the primary beneficiary and therefore we consolidate it. OpenKey is a hospitality focused mobile key platform that provides a universal smartphone app for keyless entry into hotel guest rooms. See also notes 1, 11 and 12.

(5)
Represents ownership interests in Pure Wellness, a VIE for which we are considered the primary beneficiary and therefore we consolidate it. Pure Wellness provides hypoallergenic premium rooms in the hospitality industry. See also notes 1 and 11.

(6)
Represents ownership interests in RED, a VIE for which we are considered the primary beneficiary and therefore we consolidated it. We are provided a preferred return on our investment in RED which is accounted for in our income allocation based on the applicable partnership agreement. RED is a provider of watersports activities and other travel and transportation services. See also notes 1, 11 and 18.

(7)	Total assets consist primarily of cash and cash equivalents, FF&E and other assets that can only be used to settle the subsidiaries’ obligations.

(8)
Liabilities consist primarily of accounts payable, accrued expenses and notes payable for which creditors do not have recourse to Ashford Inc. except in the case of the term loans and line of credit held by RED, for which the creditor has recourse to Ashford Inc.

The following tables present information about our noncontrolling interests, including those related to consolidated VIEs, as of December 31, 2018 and 2017 (in thousands):

	December 31, 2018
	Ashford Holdings	J&S (3)	OpenKey(4)	Pure Wellness (5)	RED (6)
Ashford Inc. ownership interest	99.83%	85.00%	45.61%	70.00%	80.00%
Redeemable noncontrolling interests(1) (2)	0.17%	15.00%	29.65%	—%	—%
Noncontrolling interests in consolidated entities	—%	—%	24.74%	30.00%	20.00%
	100.00%	100.00%	100.00%	100.00%	100.00%

Carrying value of redeemable noncontrolling interests	$215	$1,858	$1,458	n/a	n/a
Redemption value adjustment, year-to-date	(180)	—	12	n/a	n/a
Redemption value adjustment, cumulative	178	—	2,033	n/a	n/a
Carrying value of noncontrolling interests	—	—	308	218	(68)
Assets, available only to settle subsidiary's obligations (7)	n/a	37,141	1,410	2,267	6,807
Liabilities (8)	n/a	24,836	421	1,977	2,839
Notes payable (8)	n/a	13,614	—	—	2,480
Revolving credit facility (8)	n/a	1,733	—	60	118

	December 31, 2017
	Ashford Holdings	J&S (3)	OpenKey(4)	Pure Wellness (5)	RED (6)
Ashford Inc. ownership interest	99.80%	85.00%	43.90%	70.00%	—%
Redeemable noncontrolling interests(1) (2)	0.20%	15.00%	39.59%	—%	—%
Noncontrolling interests in consolidated entities	—%	—%	16.51%	30.00%	—%
	100.00%	100.00%	100.00%	100.00%	—%

Carrying value of redeemable noncontrolling interests	$385	$2,522	$2,204	n/a	n/a
Redemption value adjustment, year-to-date	224	—	1,046	n/a	n/a
Redemption value adjustment, cumulative	358	—	2,021	n/a	n/a
Carrying value of noncontrolling interests	—	439	128	205	—
Assets, available only to settle subsidiary's obligations (7)	n/a	36,951	1,403	1,865	—
Liabilities (8)	n/a	21,821	889	1,652	—
Notes payable (8)	n/a	9,917	—	220	—
Revolving credit facility (8)	n/a	814	—	100	—
________
(1) Redeemable noncontrolling interests are included in the “mezzanine” section of our consolidated balance sheets as they may be redeemed by the holder for cash or registered shares in certain circumstances outside of the Company’s control. The carrying value of the noncontrolling interests is based on the greater of the accumulated historical cost or the redemption value, which is generally fair value.
(2) Redeemable noncontrolling interests in Ashford Holdings represent the members’ proportionate share of equity in earnings/losses of Ashford Holdings. Net income/loss attributable to the common unit holders is allocated based on the weighted average ownership percentage of the members’ interest.
(3) Represents ownership interests in J&S, which we consolidate under the voting interest model. J&S provides audio visual products and services in the hospitality industry. See also notes 1, 13 and 14.
(4) Represents ownership interests in OpenKey, a VIE for which we are considered the primary beneficiary and therefore we consolidate it. OpenKey is a hospitality focused mobile key platform that provides a universal smartphone app for keyless entry into hotel guest rooms. See also notes 1, 13 and 14.
(5) Represents ownership interests in Pure Wellness, a VIE for which we are considered the primary beneficiary and therefore we consolidate it. Pure Wellness provides hypoallergenic premium rooms in the hospitality industry. See also notes 1 and 13.
(6) Represents ownership interests in RED, a VIE for which we are considered the primary beneficiary and therefore we consolidate it. We are provided a preferred return on our investment in RED which is accounted for in our income allocation based on the applicable partnership agreement. RED is a provider of watersports activities and other travel and transportation services. See also notes 1 and 13.
(7) Total assets primarily consist of cash and cash equivalents and other assets that can only be used to settle the subsidiaries’ obligations.
(8) Liabilities consist primarily of accounts payable, accrued expenses and notes payable for which creditors do not have recourse to Ashford Inc. except in the case of the term loans and line of credit held by RED, for which the creditor has recourse to Ashford Inc.

Investments in Unconsolidated Entities
The following table summarizes our carrying value and ownership interest in REA Holdings (in thousands):

June 30, 2019
Carrying value of the investment in REA Holdings	$2,490
Ownership interest in REA Holdings	30%
The following table summarizes our equity in earnings (loss) in REA Holdings (in thousands):

	Three Months Ended June 30, 2019	Six Months Ended June 30, 2019
Equity in earnings (loss) in unconsolidated entities	$(298)	$(573)